Financial Risk Management and Fair Values of Financial Instruments - Summary of Qualitative Information and Sensitivity Analysis of Changes in Significant Unobservable Inputs Under Valuation Model Used in Level Fair Value Measurement (Detail) - TWD ($)
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non derivative equity instruments [member] | Foreign unlisted stocks [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value	$ 262,007,000	$ 121,808,000
Valuation technique	Comparable companies	Comparable companies
Non derivative equity instruments [member] | Foreign unlisted stocks [member] | Price book value multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Range (weighted average method)	$ 1.97	$ 1.22
Relationship of inputs to fair value	The higher the multiple, the higher the fair value	The higher the multiple, the higher the fair value
Non derivative equity instruments [member] | Foreign unlisted stocks [member] | Enter prise value EBITDA multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Range (weighted average method)	$ 12.00	$ 10.51
Relationship of inputs to fair value	The higher the multiple, the higher the fair value	The higher the multiple, the higher the fair value
Non derivative equity instruments [member] | Foreign unlisted stocks [member] | Discount for lack of marketability [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Range (weighted average method)	15.80%	15.80%
Relationship of inputs to fair value	The higher the discount for lack of marketability, the lower the fair value	The higher the discount for lack of marketability, the lower the fair value
Non derivative debt instruments [member] | Foreign partnership interest [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value	$ 10,368,000	$ 11,038,000
Valuation technique	Discounted cash flow	Discounted cash flow
Non derivative debt instruments [member] | Foreign partnership interest [member] | Discount rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Range (weighted average method)	0.30%	0.30%
Relationship of inputs to fair value	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value